Commitments And Contingent Liabilities (Future Minimum Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 15,832
2014	14,912
2015	14,329
2016	12,352
2017	11,373
2018 and thereafter	43,807
Operating leases, Future minimum payments, Total	$ 112,605